Contingent Liabilities, Commitments and Concessions (Shapir Development Levies) (Narrative) (Details) ₪ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2020 USD ($) m²	Dec. 31, 2020 ILS (₪) m²	Dec. 31, 2019 ILS (₪)
Contract with OPC Tzomet and the Local Council of Shapir [Member]
Disclosure of contingent liabilities in business combination [line items]
Initial calculation of development levies | $			$ 8.0
Contract with OPC Tzomet and the Local Council of Shapir [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Initial calculation of development levies				₪ 28.0
OPC Tzomet [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount paid in first stage for issuance of buliding permit | $			4.0
Corporate guarantees | $			$ 4.0		$ 7.0
Amount of charge notification in respect of calculation of Levies | $	$ 11.0
Amount reduce of Levies | $					6.0
Additional amount top up | $					$ 2.0
Area of land | m²					11,600	11,600
OPC Tzomet [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Amount paid in first stage for issuance of buliding permit				₪ 13.0
Corporate guarantees						₪ 21.0	₪ 15.0
Amount of Recognized error made							₪ 2.0
Amount of charge notification in respect of calculation of Levies		₪ 37.0
Amount reduce of Levies						20.0
Additional amount top up						₪ 7.0